Consolidated Balance Sheets Unaudited (Parentheticals) - $ / shares	Apr. 30, 2023	Oct. 31, 2022
Statement of Financial Position [Abstract]
Ordinary shares par value (in Dollars per share)	$ 0.018	$ 0.018
Ordinary shares authorized	8,333,333	8,333,333
Ordinary shares issued	2,584,804	1,363,630
Ordinary shares outstanding	2,584,804	1,363,630